Intangible assets and goodwill (Details 2) - USD ($) $ in Millions		12 Months Ended
	Jan. 01, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Carrying amount of goodwill by reportable segment
Goodwill acquired		$ 133	$ 7
Goodwill reclassified to held for sale and/or divested			15
Changes in carrying amount of goodwill by reportable segment:
Goodwill, beginning of year	$ 7,217	7,296	7,558
Impairments, beginning of year	(602)	(602)	(602)
Goodwill acquired		133	7
Held for Sale and Business Divestitures		0	(15)
Impairment Loss		0	0	$ 0
Other Adjustments		(212)	(254)
Goodwill, end of year		7,217	7,296	7,558
Impairments, end of year		(602)	(602)	(602)
Net Goodwill, end of year		6,615	6,694	6,956
Rail Product Solutions Inc.
Carrying amount of goodwill by reportable segment
Goodwill acquired		53
Changes in carrying amount of goodwill by reportable segment:
Goodwill acquired		53
RDS Manufacturing Inc.
Carrying amount of goodwill by reportable segment
Goodwill acquired		59
Changes in carrying amount of goodwill by reportable segment:
Goodwill acquired		59
Net Goodwill, end of year		59
Johan Walter Berg AB
Carrying amount of goodwill by reportable segment
Goodwill acquired				106
Goodwill, Purchase Accounting Adjustments			7
Changes in carrying amount of goodwill by reportable segment:
Goodwill acquired				106
Construction Industries
Carrying amount of goodwill by reportable segment
Goodwill acquired		0	0
Changes in carrying amount of goodwill by reportable segment:
Goodwill, beginning of year	285	297	313
Impairments, beginning of year	(22)	(22)	(22)
Goodwill acquired		0	0
Held for Sale and Business Divestitures		0	0
Impairment Loss		0	0
Other Adjustments		(12)	(16)
Goodwill, end of year		285	297	313
Impairments, end of year		(22)	(22)	(22)
Net Goodwill, end of year		263	275	291
Resource Industries
Carrying amount of goodwill by reportable segment
Goodwill acquired		0	0
Changes in carrying amount of goodwill by reportable segment:
Goodwill, beginning of year	4,145	4,287	4,468
Impairments, beginning of year	(580)	(580)	(580)
Goodwill acquired		0	0
Held for Sale and Business Divestitures		0	(15)
Impairment Loss		0	0
Other Adjustments		(142)	(166)
Goodwill, end of year		4,145	4,287	4,468
Impairments, end of year		(580)	(580)	(580)
Net Goodwill, end of year		3,565	3,707	3,888
Energy & Transportation
Carrying amount of goodwill by reportable segment
Goodwill acquired		133	7
Goodwill reassigned	118
Changes in carrying amount of goodwill by reportable segment:
Goodwill, beginning of year	2,738	2,660	2,718
Goodwill acquired		133	7
Held for Sale and Business Divestitures		0	0
Impairment Loss		0	0
Other Adjustments		(55)	(65)
Goodwill, end of year		2,738	2,660	2,718
Net Goodwill, end of year		2,738	2,660
All Other
Carrying amount of goodwill by reportable segment
Goodwill acquired		0	0
Changes in carrying amount of goodwill by reportable segment:
Goodwill, beginning of year	$ 49	52	59
Goodwill acquired		0	0
Held for Sale and Business Divestitures		0	0
Impairment Loss		0	0
Other Adjustments		(3)	(7)
Goodwill, end of year		$ 49	$ 52	$ 59